787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 17, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Investment Trust
Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
Securities Act File No. 333-206784
Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of Legg Mason ETF Equity Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 17 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 19 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: Legg Mason Small-Cap Quality Value ETF (the “Fund”). The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser. Royce is affiliated with both LMPFA and the Fund. The Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose its Underlying Index.

The Underlying Index is composed of equity securities that meet certain criteria. Using Royce’s methodology, the Underlying Index will generally favor stocks with lower than average valuation, higher than average profitability, and higher than average debt coverage (i.e., available cash flow to pay current debt obligations) as compared with other stocks included in the investment universe while maintaining a comparable risk profile.

The Fund will operate in a substantially similar manner as Legg Mason Global Infrastructure ETF (“INFR”), another series of the Trust, but with differing investment strategies and risks. Although the Fund has a different subadviser than INFR and thus different portfolio managers, the Fund will have the same investment manager as INFR. The disclosures in the sections of the Fund’s Prospectus titled “Performance,” “Purchase and sale of fund shares,” “Tax information,” “Payments to broker-dealers and other financial intermediaries,” “Portfolio holdings,” “Tax advantaged product structure,” “Shareholder information,” “Dividends, other distributions and taxes” and “Creations and redemptions” and the sections of the Fund’s Statement of Additional Information (“SAI”) entitled “Investment Policies,” “Management,” “Continuous Offering,” “Book Entry Only System,” “Determination of Net Asset Value,” “Disclosure of Portfolio Holdings,” and “Financial Statements” are substantially similar to those sections in the Prospectus and SAI of INFR, which have been reviewed by the Staff (Post-Effective Amendment No. 6 to the Trust’s Registration Statement, which was filed with the SEC on October 5, 2016 and became effective on December 19, 2016). Consequently, on behalf of the Trust, I request selective review of the Amendment.

NEW YORK        WASHINGTON        HOUSTON        PARIS         LONDON        MILAN        ROME         FRANKFURT        BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

If you have any questions or comments, please call me at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC
James W. Hahn, Willkie Farr & Gallagher LLP